Shareholder Report, Average Annual Return (Details)	12 Months Ended	39 Months Ended	60 Months Ended	99 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000007072 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	7.89%		4.55%		5.29%
C000007075 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	10.52%		7.38%		7.99%
C000007076 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	12.84%		9.56%		9.55%
C000007077 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	14.94%		11.66%		10.89%
C000034438 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	8.59%		6.03%		6.99%
C000034439 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	11.70%		8.50%		8.78%
C000034440 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	13.90%		10.62%		10.30%
C000034441 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	16.08%		12.20%		11.16%
C000091317 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	16.07%		12.20%		11.15%
C000108861 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	16.05%		12.20%		11.15%
C000180147 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	16.02%		12.20%	10.55%
C000234832 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	16.00%	16.39%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%		(0.45%)		1.84%
MSCI US Broad Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US Broad Market Index
Average Annual Return, Percent	17.45%	20.00%	15.89%	14.38%	14.79%
Bloomberg U S Aggregate Float Adjusted Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Float Adjusted Index
Average Annual Return, Percent	2.90%	3.33%	(0.44%)	1.73%	1.88%
Target Retirement Income Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Target Retirement Income Composite Index
Average Annual Return, Percent	7.93%		4.72%		5.51%
Target Retirement 2025 Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Target Retirement 2025 Composite Index
Average Annual Return, Percent	10.47%		7.65%		8.31%
Target Retirement 2035 Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Target Retirement 2035 Composite Index
Average Annual Return, Percent	12.68%		9.83%		9.87%
Target Retirement 2045 Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Target Retirement 2045 Composite Index
Average Annual Return, Percent	14.71%		11.93%		11.21%
Target Retirement 2020 Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Target Retirement 2020 Composite Index
Average Annual Return, Percent	8.59%		6.23%		7.26%
Target Retirement 2030 Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Target Retirement 2030 Composite Index
Average Annual Return, Percent	11.63%		8.77%		9.11%
Target Retirement 2040 Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Target Retirement 2040 Composite Index
Average Annual Return, Percent	13.70%		10.88%		10.61%
Target Retirement 2050 Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Target Retirement 2050 Composite Index
Average Annual Return, Percent	15.94%		12.50%		11.50%
Target Retirement 2055 Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Target Retirement 2055 Composite Index
Average Annual Return, Percent	15.95%		12.50%		11.50%
Target Retirement 2060 Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Target Retirement 2060 Composite Index
Average Annual Return, Percent	15.95%		12.50%		11.50%
Target Retirement 2065 Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Target Retirement 2065 Composite Index
Average Annual Return, Percent	15.95%		12.50%	10.90%
Target Retirement 2070 Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Target Retirement 2070 Composite Index
Average Annual Return, Percent	15.95%	16.53%